Intangible Assets	12 Months Ended
Dec. 31, 2018
Intangible Assets
Intangible Assets

(D.3)   Intangible Assets

Accounting Policies, Judgments, and Estimates

We classify intangible assets according to their nature and use in our operations. Software and database licenses consist primarily of technology for internal use, whereas acquired technology consists primarily of purchased software to be incorporated into our product offerings and in-process research and development (IPRD). Customer relationship and other intangibles consist primarily of customer relationships and acquired trademark licenses.

All our purchased intangible assets other than goodwill have finite useful lives. They are initially measured at acquisition cost and subsequently amortized based on the expected consumption of economic benefits over their estimated useful lives ranging from two to 20 years.

Acquired in-process research and development project assets are typically amortized over five to seven years (starting upon completion / marketing of the respective projects).

Whereas in general, expenses for internally generated intangibles are expensed as incurred, development expenses incurred on standard-related customer development projects (for which the IAS 38 criteria are met cumulatively) are capitalized on a limited scale with those amounts being amortized over the estimated useful life of eight years.

Amortization expenses of intangible assets are classified as cost of cloud and software, cost of services, research and development, sales and marketing, and general and administration, depending on the use of the respective intangible assets.

Judgment is required in determining the following:

   The useful life of an intangible asset, as this is based on our estimates regarding the period over which the intangible asset is expected to produce economic benefits to us

   The amortization method, as IFRS requires the straight-line method to be used unless we can reliably determine the pattern in which the asset’s future economic benefits are expected to be consumed by us

Both the amortization period and the amortization method have an impact on the amortization expense that is recorded in each period.

Determining whether internally generated intangible assets from development qualify for recognition requires significant judgment, particularly in the following areas:

   Determining whether activities should be considered research activities or development activities

   Determining whether the conditions for recognizing an intangible asset are met requires assumptions about future market conditions, customer demand, and other developments.

   The term “technical feasibility” is not defined in IFRS, and therefore determining whether the completion of an asset is technically feasible requires judgment and a company-specific approach.

   Determining the future ability to use or sell the intangible asset arising from the development and the determination of the probability of future benefits from sale or use

   Determining whether a cost is directly or indirectly attributable to an intangible asset and whether a cost is necessary for completing a development

These judgments impact the total amount of intangible assets that we present in our balance sheet as well as the timing of recognizing development expenses in profit or loss.

Intangible Assets

€ millions	Software and	Acquired	Customer	Total
	Database Licenses	Technology/IPRD	Relationship and
			Other Intangibles
Historical cost
1/1/2017	791	2,907	5,119	8,817
Foreign currency exchange differences	-22	-278	-523	-823
Additions from business combinations	0	51	73	124
Other additions	93	0	10	103
Retirements/disposals	-53	-688	-62	-803
12/31/2017	809	1,992	4,617	7,418
Adoption of IFRS 15	0	0	14	14
1/1/2018	809	1,992	4,631	7,432
Foreign currency exchange differences	8	100	204	312
Additions from business combinations	4	148	410	562
Other additions	193	0	36	229
Retirements/disposals	-43	-62	-41	-146
Transfers	25	0	-28	-3
12/31/2018	996	2,178	5,212	8,386

Accumulated amortization
1/1/2017	589	2,186	2,256	5,031
Foreign currency exchange differences	-16	-208	-219	-443
Additions amortization	79	254	327	660
Retirements/disposals	-51	-688	-58	-797
12/31/2017	601	1,544	2,306	4,451
Foreign currency exchange differences	6	77	87	170
Additions amortization	95	216	337	648
Retirements/disposals	-23	-62	-25	-110
12/31/2018	679	1,775	2,705	5,159

Carrying amount
12/31/2017	208	448	2,311	2,967
12/31/2018	317	403	2,507	3,227

Significant Intangible Assets

€ millions, unless otherwise stated	Carrying Amount		Remaining Useful Life
	2018	2017	(in years)
Sybase – Customer relationships	179	226	3	to	5
SuccessFactors – Customer relationships	225	261			7
Ariba – Customer relationships	323	366	7	to	9
Concur – Acquired technologies	114	180			3
Concur – Customer relationships	1,033	1,073	12	to	16
Callidus - Acquired technologies	103	0	4	to	6
Callidus - Customer relationships	384	0	10	to	14
Total significant intangible assets	2,361	2,106